Net fee and commission income - Schedule of fee and commission income (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Fee and commission income (expense) [abstract]
Funds transfer	€ 727	€ 686
Securities business	487	439
Insurance broking	117	101
Asset management fees	146	115
Brokerage and advisory fees	374	321
Other	588	644
Total Fee and commission income	€ 2,439	€ 2,307